Fair Value Measurements - Schedule of Assets and Liabilities Measured at Fair Value (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Assets:
Investments held in Trust Account – mutual funds	$ 312,319,510	$ 306,880,908	$ 294,617,243
Quoted Prices in Active Markets (Level 1) [Member]
Assets:
Investments held in Trust Account – mutual funds	312,319,510	306,880,908
Investments held in Trust Account – mutual funds		306,880,908	294,617,243
Significant Other Observable Inputs (Level 2) [Member]
Assets:
Investments held in Trust Account – mutual funds
Investments held in Trust Account – mutual funds
Significant Other Unobservable Inputs (Level 3) [Member]
Assets:
Investments held in Trust Account – mutual funds
Investments held in Trust Account – mutual funds